Supplement Dated June 30, 2014

To

Prospectuses Dated April 30, 2014, or later

This supplement is intended for distribution with prospectuses dated April 30, 2014, or later, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Accumulation VUL	Survivorship Variable Universal Life

Accumulation VUL 2014	Majestic VULX

Corporate VUL	Majestic Survivorship VULX

Protection VUL 2012	Majestic VCOLIX

Subadviser Changes:

We amend the references to the Table of Investment Options and Investment Subadvisers to reflect the following:

•	The subadviser for the Fundamental Value fund changed from Davis Selected Advisers, L.P. to John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and

•	The subadviser for the Financial Services fund changed from Davis Selected Advisers, L.P. to John Hancock Asset Management, a division of Manulife Asset Management (US) LLC.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-141692	33-152409
333-148991
333-151630	333-141693
333-152406	333-148992
333-153252	333-151631
333-179570	333-152407
333-193994	333-152408
333-153253
333-179571
333-193995

VLI ProdSupp VL1 6/2014

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